SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	6 Months Ended
Jun. 30, 2015
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
SHARE CAPITAL ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS

Authorized share capital is as follows:

(in thousands of $, except share data)	June 30, 2015	December 31, 2014
125,000,000 common shares of $1.00 par value each	125,000	125,000
Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	June 30, 2015	December 31, 2014
93,468,000 common shares of $1.00 par value each (December 31, 2014: 93,404,000 shares)	93,468	93,404

The Company’s common shares are listed on the New York Stock Exchange.

During the six months ended June 30, 2015, the Company issued a total of 64,000 shares in order to satisfy options exercised by two employees and three officers. The weighted average exercise price of the options was $10.55 per share, resulting in a premium on issue of $0.6 million.

The Company has accounted for the acquisition of vessels from Frontline at Frontline’s historical carrying value. The difference between the historical carrying values and the net investment in the leases has been recorded as a deferred deemed equity contribution, which is presented as a reduction in net investment in direct financing leases in the balance sheet. This accounting treatment arises from the related party nature of both the initial transfer of the vessels and the subsequent leases. The deferred deemed equity contribution is amortized to contributed surplus over the life of the lease arrangements, as lease payments are applied to the principal balance of the lease receivable. In the six months ended June 30, 2015, the Company has credited contributed surplus with $2.0 million of such deemed equity contributions (year ended December 31, 2014: $4.5 million). On June 5, 2015, the charter agreements with the subsidiaries of Frontline were amended with effect from July 1, 2015 (see Note 14: Related Party Transactions), following which the unamortized deferred deemed equity contributions have been incorporated into the lease schedules and no further amounts will be credited to contributed surplus.